UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30,2011
                                               -----------------
Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jeffrey L. Gendell
           ----------------------------
Address:   55 Railroad Avenue
           ----------------------------
           Greenwich, Connecticut 06830
           ----------------------------

Form 13F File Number: 028-06950


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey L. Gendell
Title:
Phone:  203-769-2000

Signature,  Place,  and  Date  of  Signing:

/s/ Jeffrey L. Gendell             New York, N                        11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              50

Form 13F Information Table Value Total:  $      700,788
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMERIANA BANCORP              COM            023613102    1,016    270,800 SH       SOLE                   270,800      0    0
BROADWIND ENERGY INC          COM            11161T108    6,186 19,325,310 SH       SOLE                19,325,310      0    0
CAMCO FINL CORP               COM            132618109      591    488,436 SH       SOLE                   488,436      0    0
CAPITAL BK CORP               COM            139793103       86     41,275 SH       SOLE                    41,275      0    0
CAPITAL ONE FINL CORP         COM            14040H105   40,585  1,024,100 SH       SOLE                 1,024,100      0    0
CLIFFS NATURAL RESOURCES INC  COM            18683K101   39,145    764,992 SH       SOLE                   764,992      0    0
CLOUD PEAK ENERGY INC         COM            18911Q102   42,167  2,487,707 SH       SOLE                 2,487,707      0    0
CONSOL ENERGY INC             COM            20854P109    4,985    146,933 SH       SOLE                   146,933      0    0
DELTA AIR LINES INC DEL       COM NEW        247361702   55,402  7,386,932 SH       SOLE                 7,386,932      0    0
ENGLOBAL CORP                 COM            293306106    1,395    514,702 SH       SOLE                   514,702      0    0
ENSCO PLC                     SPONSORED ADR  29358Q109   44,932  1,111,346 SH       SOLE                 1,111,346      0    0
EXIDE TECHNOLOGIES            COM NEW        302051206   31,198  7,799,476 SH       SOLE                 7,799,476      0    0
FIDELITY BANCORP INC          COM            315831107      278     29,987 SH       SOLE                    29,987      0    0
FIDELITY SOUTHERN CORP NEW    COM            316394105    4,214    651,270 SH       SOLE                   651,270      0    0
FIRST BANCSHARES INC MO       COM            318687100      127     21,500 SH       SOLE                    21,500      0    0
FIRST DEFIANCE FINL CORP      COM            32006W106    1,687    128,379 SH       SOLE                   128,379      0    0
FIRST FED NORTHN MICH BANCOR  COM            32021X105      487    141,680 SH       SOLE                   141,680      0    0
FIRST MERCHANTS CORP          COM            320817109    1,477    209,482 SH       SOLE                   209,482      0    0
GOODYEAR TIRE & RUBR CO       COM            382550101   42,214  4,183,722 SH       SOLE                 4,183,722      0    0
HAWTHORN BANCSHARES INC       COM            420476103    1,699    234,308 SH       SOLE                   234,308      0    0
HMN FINL INC                  COM            40424G108      531    282,489 SH       SOLE                   282,489      0    0
HORIZON BANCORP IND           COM            440407104    2,077     78,361 SH       SOLE                    78,361      0    0
INNOSPEC INC                  COM            45768S105   51,861  2,142,145 SH       SOLE                 2,142,145      0    0
INTEGRATED ELECTRICAL SVC     COM            45811E301   17,325  8,554,493 SH       SOLE                 8,554,493      0    0
JAMES RIVER COAL CO           COM NEW        470355207   11,183  1,755,651 SH       SOLE                 1,755,651      0    0
JANUS CAP GROUP INC           COM            47102X105   24,448  4,074,700 SH       SOLE                 4,074,700      0    0
LEGG MASON INC                COM            524901105    1,286     50,000 SH       SOLE                    50,000      0    0
LOUISIANA PAC CORP            COM            546347105   22,237  4,360,231 SH       SOLE                 4,360,231      0    0
MATERIAL SCIENCES CORP        COM            576674105    1,166    181,409 SH       SOLE                   181,409      0    0
MATERION CORP                 COM            576690101   22,271    981,971 SH       SOLE                   981,971      0    0
MERITOR INC                   COM            59001K100    5,757    815,467 SH       SOLE                   815,467      0    0
MUTUALFIRST FINL INC          COM            62845B104    3,089    446,429 SH       SOLE                   446,429      0    0
NORTHEAST BANCORP             COM NEW        663904209      803     62,301 SH       SOLE                    62,301      0    0
OIL SVC HOLDRS TR             DEPOSTRY RCPT  678002106    6,702     65,000 SH       SOLE                    65,000      0    0
OM GROUP INC                  COM            670872100   42,959  1,654,197 SH       SOLE                 1,654,197      0    0
OMNOVA SOLUTIONS INC          COM            682129101    4,474  1,249,722 SH       SOLE                 1,249,722      0    0
PARKVALE FINL CORP            COM            701492100      204     11,109 SH       SOLE                    11,109      0    0
PATRICK INDS INC              COM            703343103    9,858  5,299,963 SH       SOLE                 5,299,963      0    0
PATRIOT COAL CORP             COM            70336T104   37,625  4,447,450 SH       SOLE                 4,447,450      0    0
PEOPLES BANCORP N C INC       COM            710577107    2,181    467,129 SH       SOLE                   467,129      0    0
PREFORMED LINE PRODS CO       COM            740444104    8,629    188,416 SH       SOLE                   188,416      0    0
POVIDENT CMNTY BANCSHARES INC COM            74386S107        5     10,000 SH       SOLE                    10,000      0    0
PROVIDENT FINL HLDGS INC      COM            743868101    3,924    448,924 SH       SOLE                   448,924      0    0
SHILOH INDS INC               COM            824543102      381     42,498 SH       SOLE                    42,498      0    0
SOUTHERN CMNTY FINL CORP      COM            842632101      234    203,550 SH       SOLE                   203,550      0    0
TPC GROUP INC                 COM            89236Y104    1,289     64,171 SH       SOLE                    64,171      0    0
UNITED BANCSHARES INC OHIO    COM            909458101      267     31,067 SH       SOLE                    31,067      0    0
UNITED CONTL HLDGS INC        COM            910047109   59,612  3,075,954 SH       SOLE                 3,075,954      0    0
WESTMORELAND COAL CO          COM            960878106   21,206  2,732,707 SH       SOLE                 2,732,707      0    0
WILLBROS GROUP INC DEL        COM            969203108   17,333  4,156,548 SH       SOLE                 4,156,548      0    0
